CONDENSED CONSOLIDATED INTERIM STATEMENTS OF CHANGES IN CASH FLOWS - USD ($)	9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Operating activities
Net loss from operations	$ (9,459,251)	$ (16,579,022)
Add (deduct) items not affecting cash
Depreciation and amortization	377,768	2,384,099
Interest expense	31,142	21,201
Share-based payments	234,691	3,736,091
Change in fair value of investments	0	(275,161)
Change in fair value of derivative liability	(31,263)	(113,211)
Unrealized foreign exchange (gain) loss	(414,491)	0
Loss on settlement of debt	(5,156)	0
Gain on measurement of financial liability	0	(4,939,015)
Impairment loss	0	4,319,619
Changes in non-cash working capital balances
Finance receivables	(1,111,841)	(634,080)
Other receivables	124,560	174,139
Prepaid expenses and deposits	5,088	123,771
Note receivable	0	(219,082)
Trade and other payables	1,145,060	1,474,719
Cash used in operating activities	(6,040,717)	(9,975,610)
Investing activities
Redemption of investments	738,000	0
Purchase of investments	(3,485,424)	(744,500)
Net cash upon control of subsidiary	0	31,783
Proceeds from sale of investments	0	443,138
Cash (used in) provided by investing activities	(2,747,424)	(269,579)
Financing activities
Shares repurchase	0	(2,957,816)
Proceeds from issuance of shares, net	9,185,152	0
Proceeds from loan payable	0	0
Payment of lease obligation	(33,825)	(163,803)
Share options exercised	0	20,247
Cash (used in) provided by financing activities	9,151,327	(3,101,372)
Net increase (decrease)	363,186	(13,346,561)
Cash and cash equivalents, beginning of the period	2,757,040	16,980,472
Cash and cash equivalents, end of the period	3,120,226	3,633,911
Non-cash transactions
Shares issued for debt	1,983,728	0
Exercise of options - shares issued for services	102,563	0
Recognition of right of use asset	78,949	0
RSUs converted to shares	$ 31,009	$ 0